STRALEM FUND, INC.



                                      405 PARK AVENUE, NEW YORK, N.Y. 10022-4405
                                                    (212) 888-8123

                                  February 1999

Dear Shareholder:

        For the year 1998, the Stralem Fund was up 24.7% Equities were up 43.7% and Treasury bonds were up 13.2% including interest received.

        The Net Asset Value of the Fund year end 1998 was $16.40 per share vs $13.15 ex-dividend year end 1997.

        As of December 1, 1998 assets of the Fund were distributed as follows:

               Cash + Short Term Tsy Notes         17.6%
               Treasury Bonds                      32.5%
               Equities                            49.9%

        Attached is a listing of the Fund holdings.

        And now to 1999..........

        On the positive side, balance sheets remain strong: with the exception of manufacturers and retailers of winter coats and snow blowers, inventories are well under control; receivables are current; operating efficiencies continued to be achieved (although with less impact than in the past); capacity expansion is moderate (more a function of removing cost than physical expansion); and, except for information technology personnel, wages are under control.

        On the negative side, the one thing which has not changed from the past few trips is the continued lack of pricing power. The customer continues to search for new sources of supply and, when found, returns to the current supplier offering has a chance to a "re-bid". The individual continues to shop for value. As no one, and we do mean no one, is prepared to lose market share, the products and/or services are re-bid and margin pressure grows. Although the strategists (top down people) are looking for 1999 earnings to increase by only some 4% to 6% over 1998, the stock pickers (bottom-up people) are looking for a 16% to 18% increase from 1998 to 1999. While we believe that these estimates will be difficult to achieve, it will be even more difficult when you consider that in order to achieve their 1998 earnings (upon which the 1999 increase is based), the companies will have to have a fourth quarter gain of 50% over 1997's fourth quarter!

        As we have said in the past, this is a liquidity driven market and the data in the above paragraph is not relevant...until it is.

         The line graph compares a hypothetical $10,000 investment in the Stralem Fund since 1988 with the Lipper Flexible Portfolio Index Avg.

         The Fund's valuations are after all charges and expenses and assumes the reinvestment of all dividends.

         The Lipper Flexible Portfolio Index Avg. is a composite average of all qualifying funds in the respective investment objective group. In this case, a flexible fund is one that allocates its investments across a wide range of asset classes including domestic common stocks, bonds, and money market instruments with a focus on total return. All Lipper Performance Fund Indexes are adjusted for capital-gains distributions and income dividends. They are compiled and distributed by Lipper Analytical Services, Inc.




                               [GRAPHIC OMITTED]
                                  (Line Graph)





-------------------------------------------------------------------------------
Avg. Annual Total Returns          One            Five             Ten
for Period Ending 12/31/98         Year           Years            Years
-------------------------------------------------------------------------------
Stralem Fund                       24.7%          13.8%            12.2%
-------------------------------------------------------------------------------
Lipper Flexible Portfolio          14.2%          13.5%            12.2%
Index Avg.*
-------------------------------------------------------------------------------





                           /s/  Philippe E. Baumann
                           ------------------------
                           Philippe E. Baumann
                           President


STRALEM FUND                        98 DEC 31
                                    =========

                                                                                               RETURN
                                                                                               YTD 98
TBILLS/MMF/MISC                              13.78%                7,264,617                    -----
TSY NOTES 2000                                3.84%                2,026,250                     7.2%
TSY BONDS 2006-22                            32.54%               17,154,688                    13.2%
EQUITIES                                     49.83%               26,265,519                    43.7%
                                            -------              -----------                    -----
TOTAL ASSETS                                100.00%              $52,711,073                    24.7%

        UNITS                             3,213,366        FUND        16,40


==========================================================================================================
                                                                                   MKT               VALUE
TSY NOTES                 (-000)
                          $2,000             5.875%        Feb 2000            101.313           2,026,250
TSY BONDS                 (-000)
                          $8,000             5.625%        Feb 2006            105.719           8,457,500
                          $2,500             7.500%        Nov 2016            124.125           3,103,125
                          $4,500             7.250%        Aug 2022            124.313           5,594,063

--------------------------------------------------

============================================================================================================
TECHNOLOGY                                                         31.1%
------------------------------------------------------------------------------------------------------------
                          14,500    A           Hewlett-Packard                   68,313          990,531
------------------------------------------------------------------------------------------------------------
                          12,000    A-          Intel                            118,563        1,422,750
------------------------------------------------------------------------------------------------------------
                          10,000    B+          Microsoft                        138,688        1,386,875
------------------------------------------------------------------------------------------------------------
                          34,500    B           Oracle                            43,125        1,487,813
------------------------------------------------------------------------------------------------------------
                          20,000    B+          Sun Microsystems                  85,625        1,712,500
------------------------------------------------------------------------------------------------------------
                          10,000    B           Xerox                            118,000        1,180,000
------------------------------------------------------------------------------------------------------------
CONSUMER                                                           22.9%
------------------------------------------------------------------------------------------------------------
                          30,000    A+          Gap Inc.                          56,250        1,687,500
------------------------------------------------------------------------------------------------------------
                          16,000    A+          McDonald's                        76,625        1,226,000
------------------------------------------------------------------------------------------------------------
                          20,000    A           Unilever ADR                      45,000          900,000
------------------------------------------------------------------------------------------------------------
                          16,000    A+          Wal-Mart                          81,438        1,303,000
------------------------------------------------------------------------------------------------------------
                          16,000    B           Whirlpool                         55,375          886,000
------------------------------------------------------------------------------------------------------------
HEALTH                                                             19.0%
------------------------------------------------------------------------------------------------------------
                          10,000    A           Bristol Myers                    133,813        1,338,125
------------------------------------------------------------------------------------------------------------
                          13,400    A+          Johnson & Johnson                 83,875        1,123,925
------------------------------------------------------------------------------------------------------------
                          15,000    A+          Medtronic                         74,250        1,113,750
------------------------------------------------------------------------------------------------------------
                           9,500    A+          Merck                            147,688        1,403,031
------------------------------------------------------------------------------------------------------------
ENERGY                                                             10.1%
------------------------------------------------------------------------------------------------------------
                          12,500    B+          Atlantic Richfield                65,250          815,625
------------------------------------------------------------------------------------------------------------
                          12,000    B+          Chevron                           82,938          995,250
------------------------------------------------------------------------------------------------------------
                          16,000    B           Texaco                            52,875          846,000
------------------------------------------------------------------------------------------------------------
OTHERS                                                             16.9%
------------------------------------------------------------------------------------------------------------
                          16,000    A+          Automatic Data                    80,188        1,283,000
------------------------------------------------------------------------------------------------------------
                          20,000    B+          Bell Atlantic                     53,000        1,060,000
------------------------------------------------------------------------------------------------------------
                          12,000    A+          Emerson Electric                  60,500          726,000
------------------------------------------------------------------------------------------------------------
                          13,500    A+          General Electric                 102,063        1,377,844
------------------------------------------------------------------------------------------------------------
                                                                  100.0%        EQUITIES       26,265,519
============================================================================================================


                               STRALEM FUND, INC.

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 1998

                        (with supplementary information)

STRALEM FUND, INC.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
Stralem Fund, Inc.
New York, New York


We have audited the accompanying statement of assets and liabilities of Stralem Fund, Inc., including the portfolio of investments in securities, as of December 31, 1998, the related statement of operations for the year then ended and statements of changes in net assets for each of the years in the two-year period then ended, and the condensed financial information for each of the years in the five-year period then ended. These financial statements and the condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included inspection or confirmation of investments owned as of December 31, 1998, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information enumerated above present fairly, in all material respects, the financial position of Stralem Fund, Inc. as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the condensed financial information for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


/s/ Richard A. Eisner & Company, LLP
------------------------------------


New York, New York
January 13, 1999

STRALEM FUND, INC.


Statement of Assets and Liabilities
December 31, 1998

ASSETS
   Investments, at market value:
      Common stocks (cost - $12,205,503)                                                                        $    26,265,519
      United States Government obligations (cost - $24,242,265)                                                      26,656,483
      Money market mutual funds                                                                                       2,484,342
                                                                                                                ---------------

                                                                                                                     55,406,344
   Cash                                                                                                                 152,092
   Interest and dividends receivable                                                                                    390,831
                                                                                                                ---------------
                                                                                                                     55,949,267
                                                                                                                ---------------
LIABILITIES
   Payable for capital stock reacquired                                                                               3,085,902
   Accrued expenses                                                                                                     152,294
   Dividends payable                                                                                                  4,048,841
                                                                                                                ---------------

                                                                                                                      7,287,037
                                                                                                                ---------------
Net assets applicable to outstanding capital shares                                                                $ 48,662,230
                                                                                                                   ============

Net asset value per share - based on  3,213,366  shares of $1 par value  capital stock outstanding (5,000,000 shares authorized) (offering price and redemption
price)                                                                                                               $15.14
                                                                                                                     ======




See notes to financial statements                                              2

STRALEM FUND, INC.

Portfolio of Investments in Securities
December 31, 1998


    Number of                                                                                                         Market
     Shares                                                                                                            Value
   ----------                                                                                                       -----------

                   Common stocks (47.41%):
                      Computer and Peripherals (4.88%):
       14,500            Hewlett-Packard Co.                                                                    $       990,531
   *   20,000            Sun Microsystems                                                                             1,712,500
                      Computer Software and Service (7.50%):
       16,000            Automatic Data Processing                                                                    1,283,000
   *   10,000            Microsoft Corp.                                                                              1,386,875
   *   34,500            Oracle Corp.                                                                                 1,487,813
                      Electrical Equipment (3.80%):
       16,000            Emerson Electric Co.                                                                           726,000
       13,500            General Electric Company                                                                     1,377,844
                      Food Processing (1.62%):
       20,000            Unilever PLC                                                                                   900,000
                      Home Appliance (1.60%):
       16,000            Whirlpool Corp.                                                                                886,000
                      Medical Supplies (4.04%):
       13,400            Johnson & Johnson                                                                            1,123,925
       15,000            Medtronic Inc.                                                                               1,113,750
                      Office Equipment and Supplies (2.13%):
       10,000            Xerox Corp.                                                                                  1,180,000
                      Personal Care (2.42%):
       10,000            Bristol-Myers Squibb                                                                         1,338,125
                      Petroleum (4.80%):
       12,500            Atlantic Richfield Co.                                                                         815,625
       12,000            Chevron Corp.                                                                                  995,250
       16,000            Texaco, Inc.                                                                                   846,000
                      Pharmaceuticals (2.53%):
        9,500            Merck & Co, Inc.                                                                             1,403,031
                      Restaurant (2.21%):
       16,000            McDonalds Corp.                                                                              1,226,000
                      Retail Stores (5.40%):
       30,000            The Gap                                                                                      1,687,500
       16,000            Wal-Mart Stores, Inc.                                                                        1,303,000
                      Semiconductor (2.57%):
       12,000            Intel Corp.                                                                                  1,422,750
                      Telecommunications (1.91%):
       20,000            Bell Atlantic Corp.                                                                          1,060,000
                                                                                                                    -----------
                                                                                                                     26,265,519
                                                                                                                    -----------



                                                                               3

STRALEM FUND, INC.

Portfolio of Investments in Securities (continued)
December 31, 1998

     Face                                                                                                             Market
     Value                                                                                                            Value
   ----------                                                                                                      ------------

                 United States Government obligations (48.11%):
                    Treasury bonds and notes (34.62%):
  2,000,000            February 15, 2000; 5.75%                                                                    $  2,026,250
  8,000,000            February 15, 2006; 5.625%                                                                      8,457,500
  2,500,000            November 15, 2016; 7.5%                                                                        3,103,125
  4,500,000            August 15, 2022; 7.25%                                                                         5,594,060

                    Treasury bills (13.49%):
  2,000,000            January 14, 1999                                                                               1,996,819
  4,000,000            January 21, 1999                                                                               3,990,200
  1,500,000            March 4, 1999                                                                                  1,488,529
                                                                                                                   ------------

                                                                                                                     26,656,483
                                                                                                                   ------------


                 Money market mutual funds (4.48%):
                    Short-term Income Fund                                                                            1,984,342
                    Short-term Income Fund - Government                                                                 500,000
                                                                                                                   ------------


                                                                                                                      2,484,342
                                                                                                                   ------------

                                                                                                                    $55,406,344
                                                                                                                   ============





* Nonincome producing









See notes to financial statements                                              4

STRALEM FUND, INC.

Statement of Operations
Year Ended December 31, 1998

Investment income:
   Interest                                                                                                     $    1,349,495
   Dividends                                                                                                           293,751
                                                                                                                --------------

                                                                                                                     1,643,246
                                                                                                                --------------
Expenses:
   Investment advisory                                                                                                 480,396
   Legal fees                                                                                                           10,350
   Auditing fees                                                                                                        17,600
   Administration expenses                                                                                              24,945
   Directors' fees                                                                                                       2,800
   Taxes                                                                                                                11,558
   Miscellaneous                                                                                                        10,431
                                                                                                                --------------

                                                                                                                       558,080
                                                                                                                --------------
Net investment income                                                                                                1,085,166
                                                                                                                --------------
Net realized gain from security transactions                                                                         2,967,304
Net increase in unrealized appreciation of investments                                                               6,583,489
                                                                                                                --------------
Net gain on investments                                                                                              9,550,793
                                                                                                                --------------
Net increase in net assets resulting from operations                                                            $   10,635,959
                                                                                                                ==============






See notes to financial statements                                             5

STRALEM FUND, INC.

Statements of Changes in Net Assets

                                                                                                 Year Ended December 31,
                                                                                            --------------------------------
                                                                                                 1998              1997
                                                                                            ---------------  ---------------

Operations:
   Net investment income                                                                    $     1,085,166  $     1,094,357
   Net realized gain from security transactions                                                   2,967,304        1,423,095
   Net increase in unrealized appreciation of investments                                         6,583,489        4,779,675
                                                                                            ---------------  ---------------

                                                                                                 10,635,959        7,297,127
                                                                                            ---------------  ---------------
Distributions to shareholders:
   Investment income                                                                             (1,081,537)      (1,066,300)
   Realized gains                                                                                (2,967,304)      (1,423,095)
                                                                                            ---------------  ---------------

                                                                                                 (4,048,841)      (2,489,395)
                                                                                            ---------------  ---------------
Capital share transactions:
   Proceeds from shares sold (688,965 and 494,587 shares, respectively)                           9,659,534        6,107,314
   Proceeds from reinvestments of dividends (141,890 and 113,361 shares,
   respectively)                                                                                  1,877,205        1,313,854
   Cost of shares redeemed (323,353 and 548,042 shares, respectively)                            (5,048,005)      (7,491,424)
                                                                                            ---------------  ---------------

                                                                                                  6,488,734          (70,256)
                                                                                            ---------------  ---------------

Increase in net assets                                                                           13,075,852        4,737,476
Net assets at January 1                                                                          35,586,378       30,848,902
                                                                                            ---------------  ---------------

Net assets at December 31 (including undistributed net investment
   income of $165,741 and $162,112, respectively)                                           $    48,662,230  $    35,586,378
                                                                                            ===============  ===============
















See notes to financial statements                                              6

STRALEM FUND, INC.

Notes to Financial Statements
December 31, 1998


NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]    Security valuation:

       Investments in securities traded on a national exchange are valued at the last reported sales price on the last business day of the year. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds, notes and bills are valued at market value.

[2]    Federal income taxes:

       The Fund has elected to be taxed as a regulated investment company as defined under the Internal Revenue Code and has distributed to its shareholders substantially all of its investment income and capital gains. Therefore, only nominal income tax provisions are required.

[3]    Other:

       Security transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. Dividends to shareholders are recorded on the ex-dividend date.


NOTE B - INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Advisor") that provides for a quarterly fee of 1/4 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Fund for the first $50,000,000 of net asset value decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately 3/4 of 1% and 1/2 of 1%, respectively, annually). Certain officers and a director of the Fund are also officers of the Investment Advisor. In addition, the Fund reimburses the Investment Advisor for its
expenses   attributable  to  the   administration  of  the  Fund,   including  a
proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Fund. Such reimbursement is limited by the contract to $25,000 per annum.


NOTE C - OTHER MATTERS


[1]     Unrealized appreciation at December 31, 1998                        $   16,490,657
        Unrealized depreciation at December 31, 1998                               (16,423)
                                                                            --------------

                                                                            $   16,474,234
                                                                            ==============

[2] Purchases and sales of securities other than short-term investments aggregated $7,693,731 and $13,523,058, respectively, for the year ended December 31, 1998.

                           SUPPLEMENTARY INFORMATION

STRALEM FUND, INC.

Condensed Financial Information
(for a share outstanding throughout the year)


                                                                              Year Ended December 31,
                                                        -----------------------------------------------------------------
                                                           1998           1997          1996         1995          1994
                                                        --------       --------     ----------    ---------    ----------

Net asset value, beginning of period                    $  13.15       $  11.66     $    11.55    $    9.77    $    10.90
                                                        --------       --------     ----------    ---------    ----------
Income (loss) from investment operations:
   Net investment income                                     .35            .41            .47          .49           .50
   Net gains or losses on securities                        2.90           2.00            .36         2.00         (1.11)
                                                       ---------      ---------     ----------    ---------    ----------
Total from investment income (loss)                         3.25           2.41            .83         2.49          (.61)
                                                       ---------      ---------     ----------    ---------    ----------
Less distributions:
   Dividends from net investment income                     (.34)          (.40)          (.47)        (.49)         (.49)
   Distributions from capital gains                         (.92)          (.52)          (.25)        (.22)         (.03)
                                                       ---------      ---------     ----------    ---------    ----------
Total distributions                                        (1.26)          (.92)          (.72)        (.71)         (.52)
                                                       ---------      ---------     ----------    ---------    ----------
Net asset value, end of period                          $  15.14       $  13.15     $    11.66    $   11.55    $     9.77
                                                        ========       ========     ==========    =========    ==========
Total return                                               24.70%         20.62%          7.22%       25.45%        (5.58)%
Ratios/supplemental data:
   Net assets, end of period (in thousands)             $ 48,662        $35,586     $   30,849    $  29,483    $   25,597
   Ratio of expenses to average net assets                  1.18%          1.19%          1.21%        1.23%         1.25%
   Ratio of net investment income to average
      net assets                                            2.30%          2.87%          3.72%        4.12%         4.52%
   Portfolio turnover rate                                 18.00%         52.00%         17.00%       35.00%        42.00%












See notes to financial statements                                              8